Shareholders' Equity - Fair Value Assumptions of Stock Options Granted to Employees (Details) - Employee Stock Options	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	56.00%	59.10%
Risk free interest rate	1.85%	1.32%
Dividend yield	0.00%	0.00%
Average expected life	5 years 1 month 24 days	5 years 26 days